Inventories (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Inventories

Inventories were comprised of the following:

In thousands	2012	2011
Raw materials and supplies	$37,920	$48,144
Work-in-process	43,662	31,685
Finished goods	29,761	29,461

Inventories	$111,343	$109,290